Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
REVENUES	$ 24,409	$ 19,934	$ 49,138	$ 37,367
Cost of revenues (exclusive of depreciation and amortization)	17,323	15,387	35,330	27,675
Depreciation and amortization	494	527	1,001	1,008
TOTAL COST OF REVENUES	17,817	15,914	36,331	28,683
GROSS PROFIT	6,592	4,020	12,807	8,684
Research and development expenses (exclusive of depreciation and amortization reflected below)	4,131	3,836	8,512	7,281
General and administrative expenses (exclusive of depreciation and amortization reflected below)	5,271	3,724	11,400	6,336
Sales and marketing expenses (exclusive of depreciation and amortization reflected below)	4,153	3,831	8,443	6,742
Depreciation and amortization	1,021	860	2,042	1,756
Other expenses (change in fair value of contingent consideration)	(63)	595	(38)	953
TOTAL OPERATING EXPENSES	14,513	12,846	30,359	23,068
OPERATING LOSS	(7,921)	(8,826)	(17,552)	(14,384)
OTHER INCOME	130	4	130	4
INTEREST EXPENSES	(3,212)	(1,994)	(7,659)	(4,936)
OTHER FINANCIAL INCOME (EXPENSES)	(12,062)	(7,945)	(11,169)	(17,950)
FINANCIAL EXPENSES, net (including amount reclassified from OCI reserve)	(15,274)	(9,939)	(18,828)	(22,886)
LOSS BEFORE INCOME TAX	(23,065)	(18,761)	(36,250)	(37,266)
INCOME TAX	(22)	(41)	(84)	(55)
LOSS FOR THE PERIOD	(23,087)	(18,802)	(36,334)	(37,321)
OTHER COMPREHENSIVE LOSS, net of tax
NET ACTUARIAL GAIN (LOSS)	(27)	556	208	192
FOREIGN CURRENCY TRANSLATION GAIN (LOSS)	(401)		(988)	807
RECLASSIFICATION OF FAIR VALUE GAIN ON CHANGES OF OWN CREDIT RISK	4,873		4,317
FAIR VALUE GAIN (LOSS) ON CHANGES OF OWN CREDIT RISK	(329)	(17)	(5,394)	88
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	4,116	539	(1,857)	1,087
NET COMPREHENSIVE LOSS	$ (18,971)	$ (18,263)	$ (38,191)	$ (36,234)
LOSS PER SHARE BASIC AND DILUTED (in Dollars per share)	$ (2.6)	$ (4.61)	$ (5.14)	$ (10.87)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE (in Shares)	8,869,691	4,081,757	7,072,950	3,434,028